Segmented Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segmented Information
22. SEGMENTED INFORMATION

[a]
Magna is a global automotive supplier which has complete vehicle engineering and contract manufacturing expertise, as well as product capabilities which include body, chassis, exterior, seating, powertrain, active driver assistance, electronics, mirrors & lighting, mechatronics and roof systems. Magna also has electronic and software capabilities across many of these areas.

The Company is organized under four operating segments: Body Exteriors & Structures, Power & Vision, Seating Systems and Complete Vehicles. These segments have been determined on the basis of technological opportunities, product similarities, and market and operating factors, and are also the Company’s reportable segments.
The Company’s chief operating decision maker uses Adjusted Earnings before Interest and Income Taxes [“Adjusted EBIT”] as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT is calculated by taking Net income and adding back Income taxes, Interest expense, net, and Other expense, net.
The accounting policies of each segment are the same as those set out under “Significant Accounting Policies”
[note 1]
. All intersegment sales and transfers are accounted for at fair market value.

[a]	The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2022
	Total sales	External sales	Adjusted EBIT	Depreciation and amortization	Equity loss (income)
Body Exteriors & Structures	$16,004	$15,763	$843	$706	$10
Power & Vision	11,861	11,636	471	504	(77)
Seating Systems	5,269	5,252	99	84	(15)
Complete Vehicles	5,221	5,180	235	107	(10)
Corporate & Other [i]	(515)	9	14	18	3

Total Reportable Segments	$37,840	$37,840	$1,662	$1,419	$(89)

	2021
	Total sales	External sales	Adjusted EBIT	Depreciation and amortization	Equity loss (income)
Body Exteriors & Structures	$14,477	$14,196	$820	$743	$13
Power & Vision	11,342	11,129	738	554	(134)
Seating Systems	4,891	4,851	152	92	(9)
Complete Vehicles	6,106	6,057	287	103	(10)
Corporate & Other [i]	(574)	9	67	20	(8)

Total Reportable Segments	$36,242	$36,242	$2,064	$1,512	$(148)

	2022
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions
Body Exteriors & Structures	$7,168	$6	$448	$4,557	$928
Power & Vision	6,104	728	1,198	2,569	544
Seating Systems	1,377	143	260	486	101
Complete Vehicles	632	95	105	471	94
Corporate & Other	802	457	20	90	14

Total Reportable Segments	$16,083	$1,429	$2,031	$8,173	$1,681

	2021
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions
Body Exteriors & Structures	$7,349	$15	$471	$4,599	$711
Power & Vision	6,066	735	1,269	2,620	522
Seating Systems	1,379	147	270	485	73
Complete Vehicles	623	93	112	501	54
Corporate & Other	813	603	—	88	12

Total Reportable Segments	$16,230	$1,593	$2,122	$8,293	$1,372

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

[b]	The following table reconciles Net income from operations to Adjusted EBIT:

	2022	2021
Net Income	$641	$1,553
Add:
Interest expense, net	81	78
Other expense, net	703	38
Income taxes	237	395

Adjusted EBIT	$1,662	$2,064

[c]	The following table shows Net Assets for the Company’s reporting segments:

	2022	2021
Total Assets	$27,789	$29,086
Deduct assets not included in segment net assets:
Cash and cash equivalents	(1,234)	(2,948)
Deferred tax assets	(491)	(421)
Long-term receivables from joint venture partners	(14)	(15)
Deduct liabilities included in segment net assets:
Accounts payable	(6,999)	(6,465)
Accrued salaries and wages	(850)	(851)
Other accrued liabilities	(2,118)	(2,156)

Segment Net Assets	$16,083	$16,230

[d]	The following table aggregates external revenues by customer as follows:

	2022	2021
General Motors	$5,903	$4,884
BMW	5,243	5,680
Stellantis	5,013	4,683
Daimler AG	4,953	5,032
Ford Motor Company	4,904	4,205
Volkswagen	3,872	3,717
Other	7,952	8,041

	$37,840	$36,242

[e]	The following table summarizes external revenues and long-lived assets by geographic region:

	External Sales		Fixed Assets, Net
	2022	2021	2022	2021
North America
United States	$9,648	$8,612	$1,860	$1,686
Canada	4,870	4,253	921	960
Mexico	4,393	3,833	1,260	1,210

	18,911	16,698	4,041	3,856
Europe
Austria	6,617	7,661	737	771
Germany	3,800	3,989	832	972
Czech Republic	1,024	931	307	274
Poland	695	610	224	220
France	381	262	61	58
Italy	357	296	223	237
Spain	351	331	75	79
United Kingdom	343	344	163	208
Turkey	305	293	7	6
Slovakia	206	204	299	273
Russia	81	371	—	110
Other Europe	135	139	203	208

	14,295	15,431	3,131	3,416
Asia Pacific
China	3,901	3,534	851	875
India	228	147	82	83
Other Asia Pacific	38	21	7	7

	4,167	3,702	940	965
Rest of World	467	411	61	56

	$37,840	$36,242	$8,173	$8,293